COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease information
	December 31, 2024	December 31, 2023
Office lease	$243,550	$243,550
Less: accumulated depreciation	(183,767)	(145,979)
Right of use asset, net	$59,783	$97,571

Operating lease liability is summarized below:

	December 31, 2024	December 31, 2023
Office lease	$61,180	$99,226
Less: current portion	(42,305)	(38,047)
Long term portion	$18,875	$61,179

Future minimum rental payments required under the lease are as follows:

Schedule of future minimum rental payments

2025	$46,101
2026	19,301
Total minimum lease payments:	65,402
Less amount representing interest	(4,222)
Present value of minimum lease payments:	$61,180